Description of Business (Details Narrative)		3 Months Ended	12 Months Ended
	Sep. 08, 2022 shares	Mar. 31, 2023 Integer	Dec. 31, 2022 Integer	Jan. 11, 2023
Percentage of ownership of outstanding common stock, maximum				4.99%
Gresham Worldwide Inc [Member]
Percentage of acquired capital stock	100.00%
Number of shares issued upon conversion	3,960,043
Percentage of ownership of outstanding common stock, maximum	69.60%
Gresham Worldwide Inc [Member] | Maximum [Member]
Share exchange agreement, number of shares of common stock	749,626
Gresham Worldwide Inc [Member] | Series F Preferred Stock [Member]
Number of shares exchanged	514.8
Gresham Worldwide Inc [Member] | Common Stock [Member]
Number of shares exchanged	2,920,085
Power Electronics & Displays [Member]
Number of subsidiaries | Integer		2	2
Precision Electronic Solutions [Member]
Number of subsidiaries | Integer		1	1
Number of division | Integer		1	1